Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
February 28, 2022
CVS-NPRT1-0422
1.797939.118
Corporate Bonds - 65.7%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 63.1%
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		185	138
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		264	238
			376
Entertainment - 2.1%
Liberty Media Corp. 0.5% 12/1/50 (b)		1,721	2,476
Live Nation Entertainment, Inc.:
2% 2/15/25		247	324
2.5% 3/15/23		3,626	6,557
Sea Ltd. 2.375% 12/1/25		5,906	10,649
Spotify U.S.A., Inc. 0% 3/15/26 (b)		2,910	2,484
World Wrestling Entertainment, Inc. 3.375% 12/15/23		3,600	8,699
Zynga, Inc.:
0% 12/15/26		5,479	5,561
0.25% 6/1/24		3,904	4,743
			41,493
Interactive Media & Services - 2.9%
Eventbrite, Inc. 5% 12/1/25		2,635	3,906
fuboTV, Inc. 3.25% 2/15/26 (b)		1,439	1,085
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		3,612	5,109
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		3,607	5,544
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		2,642	6,666
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		4,387	3,528
Snap, Inc.:
0% 5/1/27(b)		5,175	4,528
0.125% 3/1/28(b)		200	205
0.25% 5/1/25		1,937	3,763
0.75% 8/1/26		6,065	11,533
TripAdvisor, Inc. 0.25% 4/1/26 (b)		1,885	1,612
Twitter, Inc. 0.25% 6/15/24		7,937	8,046
Ziff Davis, Inc. 1.75% 11/1/26 (b)		188	218
			55,743
Media - 2.9%
Cable One, Inc. 0% 3/15/26 (b)		262	229
DISH Network Corp.:
0% 12/15/25		12,736	12,457
2.375% 3/15/24		9,612	9,146
3.375% 8/15/26		18,597	16,867
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,244
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	7,060
Liberty Broadband Corp.:
1.25% 9/30/50(b)		210	203
2.75% 9/30/50(b)		210	211
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	3,120
Liberty Media Corp.:
1% 1/30/23		1,735	2,870
1.375% 10/15/23		193	280
Magnite, Inc. 0.25% 3/15/26 (b)		2,661	2,117
TechTarget, Inc.:
0% 12/15/26(b)		260	234
0.125% 12/15/25		935	1,205
			57,243
TOTAL COMMUNICATION SERVICES			154,855

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.0%
LCI Industries 1.125% 5/15/26		5,010	4,935
Patrick Industries, Inc.:
1% 2/1/23		7,836	8,283
1.75% 12/1/28(b)		6,423	6,234
Veoneer, Inc. 4% 6/1/24		201	329
			19,781
Automobiles - 1.4%
Arrival SA 3.5% 12/1/26 (b)		2,803	1,754
Fisker, Inc. 2.5% 9/15/26 (b)		200	167
Ford Motor Co. 0% 3/15/26 (b)		15,593	19,028
Lucid Group, Inc. 1.25% 12/15/26 (b)		260	208
Tesla, Inc. 2% 5/15/24		485	6,794
			27,951
Diversified Consumer Services - 0.3%
2U, Inc. 2.25% 5/1/25		5,178	4,013
Chegg, Inc. 0% 9/1/26		2,766	2,254
			6,267
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. 0% 3/15/26 (b)		5,709	5,360
Booking Holdings, Inc. 0.75% 5/1/25		5,250	7,227
Carnival Corp. 5.75% 4/1/23		3,554	7,479
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		5,309	5,203
DraftKings, Inc. 0% 3/15/28 (b)		4,727	3,562
Expedia, Inc. 0% 2/15/26		225	272
Marriott Vacations Worldwide Corp.:
0% 1/15/26		200	221
1.5% 9/15/22		181	209
NCL Corp. Ltd.:
1.125% 2/15/27(b)		5,700	5,121
2.5% 2/15/27(b)		4,040	3,741
5.375% 8/1/25		2,450	3,317
Penn National Gaming, Inc. 2.75% 5/15/26		3,598	8,529
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23		3,504	4,178
4.25% 6/15/23		8,053	10,318
Shake Shack, Inc. 0% 3/1/28 (b)		1,794	1,480
The Cheesecake Factory, Inc. 0.375% 6/15/26		820	762
Vail Resorts, Inc. 0% 1/1/26		200	195
			67,174
Internet & Direct Marketing Retail - 1.8%
Etsy, Inc.:
0.125% 10/1/26		5,402	10,307
0.125% 9/1/27		4,502	4,959
0.25% 6/15/28(b)		210	205
The RealReal, Inc.:
1% 3/1/28(b)		8,377	6,337
3% 6/15/25		9,798	9,161
Wayfair LLC:
0.625% 10/1/25		2,452	2,123
1.125% 11/1/24		120	165
Xometry, Inc. 1% 2/1/27 (b)		1,400	1,470
			34,727
Leisure Products - 1.3%
Callaway Golf Co. 2.75% 5/1/26		3,690	5,830
Peloton Interactive, Inc. 0% 2/15/26 (b)		21,908	18,731
			24,561
Specialty Retail - 1.0%
American Eagle Outfitters, Inc. 3.75% 4/15/25		1,081	2,768
Burlington Stores, Inc. 2.25% 4/15/25		2,990	3,780
Dick's Sporting Goods, Inc. 3.25% 4/15/25		2,686	8,728
National Vision Holdings, Inc. 2.5% 5/15/25		2,667	3,679
			18,955
Textiles, Apparel & Luxury Goods - 0.2%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		7,144	4,854

TOTAL CONSUMER DISCRETIONARY			204,270

CONSUMER STAPLES - 1.2%
Food Products - 0.6%
Beyond Meat, Inc. 0% 3/15/27 (b)		18,884	11,982

Tobacco - 0.6%
Turning Point Brands, Inc. 2.5% 7/15/24		12,759	12,494

TOTAL CONSUMER STAPLES			24,476

ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	451

Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. 4.25% 9/1/26		1,879	9,989
Arch Resources, Inc. 5.25% 11/15/25		1,658	5,524
CNX Resources Corp. 2.25% 5/1/26		3,121	4,515
EQT Corp. 1.75% 5/1/26		5,646	9,578
Pioneer Natural Resources Co. 0.25% 5/15/25		6,118	13,985
			43,591
TOTAL ENERGY			44,042

FINANCIALS - 0.9%
Capital Markets - 0.5%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		11,391	10,571

Consumer Finance - 0.4%
SoFi Technologies, Inc. 0% 10/15/26 (b)		8,010	7,179
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		695	677
			7,856
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	193

TOTAL FINANCIALS			18,620

HEALTH CARE - 6.9%
Biotechnology - 1.8%
Coherus BioSciences, Inc. 1.5% 4/15/26		205	196
Cytokinetics, Inc. 4% 11/15/26		270	949
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		200	295
Exact Sciences Corp.:
0.375% 3/15/27		3,607	3,632
0.375% 3/1/28		4,842	4,564
1% 1/15/25		3,416	4,364
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		8,620	10,409
Insmed, Inc. 0.75% 6/1/28		200	195
Natera, Inc. 2.25% 5/1/27		1,392	2,662
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,754	2,264
Sarepta Therapeutics, Inc. 1.5% 11/15/24		4,900	6,401
			35,931
Health Care Equipment & Supplies - 3.3%
CONMED Corp. 2.625% 2/1/24		1,646	2,801
CryoPort, Inc. 0.75% 12/1/26 (b)		220	172
DexCom, Inc.:
0.25% 11/15/25		7,612	7,964
0.75% 12/1/23		4,162	10,473
Envista Holdings Corp. 2.375% 6/1/25		6,242	14,684
Glaukos Corp. 2.75% 6/15/27		3,385	4,497
Haemonetics Corp. 0% 3/1/26 (b)		270	226
Insulet Corp. 0.375% 9/1/26		4,831	6,420
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		230	249
LivaNova U.S.A., Inc. 3% 12/15/25		4,024	6,061
Mesa Laboratories, Inc. 1.375% 8/15/25		1,437	1,560
Nevro Corp. 2.75% 4/1/25		1,023	1,091
Novocure Ltd. 0% 11/1/25		200	181
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		5,701	7,032
Varex Imaging Corp. 4% 6/1/25		190	256
			63,667
Health Care Providers & Services - 1.1%
1Life Healthcare, Inc. 3% 6/15/25		3,169	2,746
Accolade, Inc. 0.5% 4/1/26 (b)		3,441	2,684
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		5,633	6,365
Guardant Health, Inc. 0% 11/15/27		7,635	6,382
Oak Street Health, Inc. 0% 3/15/26 (b)		4,450	3,396
			21,573
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		900	1,401
Health Catalyst, Inc. 2.5% 4/15/25		947	1,093
Omnicell, Inc. 0.25% 9/15/25		2,491	3,529
Teladoc Health, Inc. 1.25% 6/1/27		2,679	2,352
			8,375
Life Sciences Tools & Services - 0.3%
Illumina, Inc. 0% 8/15/23		179	194
Inotiv, Inc. 3.25% 10/15/27 (b)		220	210
Nanostring Technologies, Inc. 2.625% 3/1/25		750	829
NeoGenomics, Inc. 1.25% 5/1/25		750	730
Repligen Corp. 0.375% 7/15/24		2,430	4,330
			6,293
TOTAL HEALTH CARE			135,839

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.5%
Parsons Corp. 0.25% 8/15/25		9,251	9,268
Virgin Galactic Holdings, Inc. 2.5% 2/1/27 (b)		253	241
			9,509
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,096	2,387
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		2,880	4,028
			6,415
Airlines - 1.9%
American Airlines Group, Inc. 6.5% 7/1/25		6,275	8,437
JetBlue Airways Corp. 0.5% 4/1/26 (b)		10,841	10,407
Southwest Airlines Co. 1.25% 5/1/25		13,260	17,722
			36,566
Construction & Engineering - 0.3%
Granite Construction, Inc. 2.75% 11/1/24		5,766	6,513

Electrical Equipment - 1.2%
Array Technologies, Inc. 1% 12/1/28 (b)		8,325	6,373
Bloom Energy Corp. 2.5% 8/15/25		3,022	4,740
Plug Power, Inc. 3.75% 6/1/25		1,226	6,184
Stem, Inc. 0.5% 12/1/28 (b)		6,200	4,183
Sunrun, Inc. 0% 2/1/26		3,305	2,608
			24,088
Machinery - 1.4%
Chart Industries, Inc. 1% 11/15/24 (b)		1,321	3,301
John Bean Technologies Corp. 0.25% 5/15/26 (b)		9,247	8,682
Middleby Corp. 1% 9/1/25		4,330	6,362
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		8,820	9,463
			27,808
Marine - 0.4%
Seaspan Corp. 3.75% 12/15/25 (b)		5,859	7,280

Professional Services - 1.2%
FTI Consulting, Inc. 2% 8/15/23		2,604	3,860
KBR, Inc. 2.5% 11/1/23		9,279	18,326
Upwork, Inc. 0.25% 8/15/26 (b)		1,160	965
			23,151
Road & Rail - 0.2%
Lyft, Inc. 1.5% 5/15/25		2,950	3,696
Uber Technologies, Inc. 0% 12/15/25		200	182
			3,878
TOTAL INDUSTRIALS			145,208

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.6%
Lumentum Holdings, Inc.:
0.25% 3/15/24		4,101	6,859
0.5% 12/15/26		3,674	4,356
			11,215
Electronic Equipment & Components - 0.6%
II-VI, Inc. 0.25% 9/1/22		2,812	4,198
Insight Enterprises, Inc. 0.75% 2/15/25		4,484	7,011
Par Technology Corp. 1.5% 10/15/27		211	187
			11,396
IT Services - 4.3%
Affirm Holdings, Inc. 0% 11/15/26 (b)		4,270	3,012
Akamai Technologies, Inc.:
0.125% 5/1/25		6,806	8,351
0.375% 9/1/27		7,968	8,742
Block, Inc.:
0% 5/1/26		6,096	5,585
0.125% 3/1/25		2,497	3,185
0.25% 11/1/27		2,795	2,540
0.5% 5/15/23		1,809	3,090
Cloudflare, Inc.:
0% 8/15/26(b)		185	183
0.75% 5/15/25		1,147	3,605
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		4,653	3,734
Fastly, Inc. 0% 3/15/26 (b)		13,275	10,116
MongoDB, Inc. 0.25% 1/15/26		4,911	9,378
Okta, Inc.:
0.125% 9/1/25		5,657	6,752
0.375% 6/15/26		5,411	5,756
Perficient, Inc. 0.125% 11/15/26 (b)		3,437	2,973
Repay Holdings Corp. 0% 2/1/26 (b)		2,027	1,745
Shift4 Payments, Inc. 0% 12/15/25 (b)		280	277
Shopify, Inc. 0.125% 11/1/25		3,855	3,726
Wix.com Ltd. 0% 8/15/25		1,704	1,482
			84,232
Semiconductors & Semiconductor Equipment - 3.5%
Camtek Ltd. 0% 12/1/26 (b)		1,600	1,463
Enphase Energy, Inc.:
0% 3/1/26(b)		260	250
0% 3/1/28(b)		260	249
0.25% 3/1/25(b)		1,850	3,964
Microchip Technology, Inc.:
1.625% 2/15/27		3,427	6,890
2.25% 2/15/37		3,808	8,275
onsemi:
0% 5/1/27(b)		7,673	10,470
1.625% 10/15/23		4,037	12,202
Rambus, Inc. 1.375% 2/1/23		180	263
SMART Global Holdings, Inc. 2.25% 2/15/26		200	301
SolarEdge Technologies, Inc. 0% 9/15/25		5,240	7,192
Teradyne, Inc. 1.25% 12/15/23		2,057	7,668
Veeco Instruments, Inc. 3.75% 6/1/27		150	328
Wolfspeed, Inc.:
0.25% 2/15/28(b)		2,170	2,334
1.75% 5/1/26		3,331	7,603
			69,452
Software - 13.4%
8x8, Inc. 0.5% 2/1/24		194	183
Altair Engineering, Inc. 0.25% 6/1/24		3,124	4,627
Avalara, Inc. 0.25% 8/1/26 (b)		1,200	1,040
Bentley Systems, Inc. 0.125% 1/15/26		200	185
Bill.Com Holdings, Inc.:
0% 12/1/25		2,400	3,964
0% 4/1/27(b)		212	206
BlackLine, Inc.:
0% 3/15/26(b)		2,471	2,082
0.125% 8/1/24		2,579	3,111
Box, Inc. 0% 1/15/26		7,633	8,904
Cerence, Inc. 3% 6/1/25		969	1,226
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		8,297	7,476
Confluent, Inc. 0% 1/15/27 (b)		1,200	1,014
Coupa Software, Inc.:
0.125% 6/15/25		9,464	10,046
0.375% 6/15/26		11,687	10,068
CyberArk Software Ltd. 0% 11/15/24		2,500	3,116
Datadog, Inc. 0.125% 6/15/25		3,010	5,600
DocuSign, Inc. 0% 1/15/24		211	199
Dropbox, Inc.:
0% 3/1/26(b)		1,969	1,838
0% 3/1/28(b)		2,025	1,907
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	257	180
Everbridge, Inc.:
0% 3/15/26(b)		2,981	2,405
0.125% 12/15/24		2,704	2,359
Five9, Inc. 0.5% 6/1/25		5,883	6,386
Guidewire Software, Inc. 1.25% 3/15/25		2,797	2,860
HubSpot, Inc. 0.375% 6/1/25		1,679	3,247
LivePerson, Inc.:
0% 12/15/26		17,032	12,357
0.75% 3/1/24		4,606	4,261
Mandiant, Inc.:
0.875% 6/1/24		4,064	4,346
1.625% 6/1/35		4,451	4,429
MicroStrategy, Inc.:
0% 2/15/27		6,894	4,778
0.75% 12/15/25		133	173
New Relic, Inc. 0.5% 5/1/23		3,999	3,995
NortonLifeLock, Inc. 2% 8/15/22 (b)		3,790	5,397
Nuance Communications, Inc.:
1% 12/15/35		4,005	9,177
1.25% 4/1/25		3,024	8,549
Nutanix, Inc. 0% 1/15/23		351	347
Pagerduty, Inc. 1.25% 7/1/25		1,647	1,886
Palo Alto Networks, Inc.:
0.375% 6/1/25		8,077	16,328
0.75% 7/1/23		6,523	14,605
Pegasystems, Inc. 0.75% 3/1/25		202	196
Progress Software Corp. 1% 4/15/26 (b)		3,800	3,726
Q2 Holdings, Inc. 0.75% 6/1/26		3,503	3,554
Rapid7, Inc.:
0.25% 3/15/27(b)		3,157	3,753
2.25% 5/1/25		2,599	4,649
RingCentral, Inc.:
0% 3/1/25		5,282	4,609
0% 3/15/26		7,323	6,115
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		1,644	2,574
ServiceNow, Inc. 0% 6/1/22		656	2,819
Splunk, Inc.:
0.5% 9/15/23		2,974	3,126
1.125% 9/15/25		5,267	5,619
1.125% 6/15/27		2,650	2,413
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		8,400	9,013
Unity Software, Inc. 0% 11/15/26 (b)		3,982	3,311
Varonis Systems, Inc. 1.25% 8/15/25		1,200	1,877
Verint Systems, Inc. 0.25% 4/15/26 (b)		230	235
Veritone, Inc. 1.75% 11/15/26 (b)		984	810
Workday, Inc. 0.25% 10/1/22		7,945	12,462
Workiva, Inc. 1.125% 8/15/26		2,482	3,678
Zendesk, Inc. 0.625% 6/15/25		4,615	5,746
Zscaler, Inc. 0.125% 7/1/25		4,680	7,968
			263,110
TOTAL INFORMATION TECHNOLOGY			439,405

MATERIALS - 1.6%
Chemicals - 0.4%
Amyris, Inc. 1.5% 11/15/26 (b)		6,055	4,420
Danimer Scientific, Inc. 3.25% 12/15/26 (b)		260	192
Livent Corp. 4.125% 7/15/25		1,384	3,916
			8,528
Metals & Mining - 1.2%
Allegheny Technologies, Inc. 3.5% 6/15/25		170	307
Endeavour Mining Corp. 3% 2/15/23 (b)		4,560	5,432
MP Materials Corp. 0.25% 4/1/26 (b)		6,889	8,529
SSR Mining, Inc. 2.5% 4/1/39		3,335	4,321
United States Steel Corp. 5% 11/1/26		1,847	4,031
			22,620
TOTAL MATERIALS			31,148

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Pebblebrook Hotel Trust 1.75% 12/15/26		13,382	14,834
Porch Group, Inc. 0.75% 9/15/26 (b)		3,594	2,456
Summit Hotel Properties, Inc. 1.5% 2/15/26		8,397	8,804
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		5,884	7,587
			33,681
Real Estate Management & Development - 0.3%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		1,886	1,439
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		268	264
Redfin Corp.:
0% 10/15/25		1,710	1,288
0.5% 4/1/27(b)		2,913	1,986
Zillow Group, Inc. 2.75% 5/15/25		187	227
			5,204
TOTAL REAL ESTATE			38,885

UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48		2,734	3,010

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		210	210
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		200	172
			382
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		4	204

TOTAL UTILITIES			3,596

TOTAL CONVERTIBLE BONDS			1,240,344
Nonconvertible Bonds - 2.6%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Luminar Technologies, Inc. 1.25% 12/15/26 (b)		260	248

CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		3,790	3,695

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (b)		7,165	7,165
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		9,400	9,894
			17,059
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 6.125% 4/1/30 (b)		5,025	4,673

INDUSTRIALS - 0.6%
Construction & Engineering - 0.3%
Pike Corp. 5.5% 9/1/28 (b)		6,950	6,689

Marine - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)		5,500	5,239

TOTAL INDUSTRIALS			11,928

MATERIALS - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		13,860	14,137

TOTAL NONCONVERTIBLE BONDS			51,740
TOTAL CORPORATE BONDS (Cost $1,144,779)			1,292,084

Common Stocks - 13.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.4%
Netflix, Inc. (e)	20,600	8,127
Interactive Media & Services - 0.4%
Genius Sports Ltd. (e)(f)	1,410,747	7,971
Media - 0.3%
Gannett Co., Inc. (e)	1,045,741	5,187
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (e)	88,800	10,941
TOTAL COMMUNICATION SERVICES		32,226
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (e)(f)	310,500	621
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment, Inc. (e)	122,283	10,295
Super Group SGHC Ltd. (e)	2,283,015	19,291
		29,586
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (e)(f)	111,800	3,249
TOTAL CONSUMER DISCRETIONARY		33,456
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Calumet Specialty Products Partners LP (e)	384,806	5,964
DHT Holdings, Inc. (f)	7,542,612	47,445
Enviva, Inc.	284,392	19,822
Euronav NV (f)	1,518,500	17,129
		90,360
FINANCIALS - 0.4%
Capital Markets - 0.4%
AllianceBernstein Holding LP	106,300	4,766
Coinbase Global, Inc. (e)	13,300	2,537
		7,303
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Alder Biopharmaceuticals, Inc. rights (e)	103,495	207
INDUSTRIALS - 1.1%
Electrical Equipment - 1.1%
Babcock & Wilcox Enterprises, Inc. (e)	2,231,425	15,642
Generac Holdings, Inc. (e)	18,800	5,931
		21,573
INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	50,623	9,624
Software - 0.7%
Coupa Software, Inc. (e)	42,868	5,187
DocuSign, Inc. (e)	30,400	3,600
LivePerson, Inc. (e)	122,215	2,479
RingCentral, Inc. (e)	16,800	2,198
		13,464
TOTAL INFORMATION TECHNOLOGY		23,088
MATERIALS - 2.0%
Metals & Mining - 2.0%
Freeport-McMoRan, Inc.	127,100	5,967
Newmont Corp.	101,000	6,686
Wheaton Precious Metals Corp.	598,600	26,230
		38,883
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
MGM Growth Properties LLC	268,500	10,168
TOTAL COMMON STOCKS (Cost $238,438)		257,264

Convertible Preferred Stocks - 20.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.9%
Media - 0.2%
Paramount Global Series A 5.75%	73,360	3,899
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. 5.25% (b)(e)	13,550	14,654
TOTAL COMMUNICATION SERVICES		18,553
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Aptiv PLC Series A, 5.50%	69,200	10,105
Internet & Direct Marketing Retail - 0.3%
Chewy, Inc. 6.50% (b)	4,400	4,867
TOTAL CONSUMER DISCRETIONARY		14,972
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%	1,900	256
FINANCIALS - 4.1%
Banks - 3.8%
Bank of America Corp. Series L, 7.25%	25,789	34,222
Wells Fargo & Co. 7.50%	30,343	40,963
		75,185
Capital Markets - 0.3%
KKR & Co. LP Series C, 6.00%	76,600	5,825
TOTAL FINANCIALS		81,010
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co. 6.50%	253,600	13,626
Boston Scientific Corp. Series A, 5.50%	163,400	18,994
		32,620
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%	39,200	2,734
Life Sciences Tools & Services - 2.7%
Avantor, Inc. Series A, 6.25%	82,200	8,703
Danaher Corp.:
4.75%	11,100	20,349
Series B, 5.00%	16,250	24,200
		53,252
TOTAL HEALTH CARE		88,606
INDUSTRIALS - 1.7%
Construction & Engineering - 1.0%
Fluor Corp. 6.50% (b)	17,600	20,576
Machinery - 0.4%
RBC Bearings, Inc.	69,600	7,048
Professional Services - 0.3%
Clarivate Analytics PLC 5.00% (e)	95,400	5,842
TOTAL INDUSTRIALS		33,466
INFORMATION TECHNOLOGY - 2.0%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	1,900	266
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc. Series A, 8.00%	21,200	38,967
TOTAL INFORMATION TECHNOLOGY		39,233
MATERIALS - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA 5.50%	96,600	7,000
UTILITIES - 5.6%
Electric Utilities - 4.3%
American Electric Power Co., Inc. 6.125%	96,600	5,081
NextEra Energy, Inc.:
4.872%	425,500	24,496
5.279%	303,000	15,029
6.219%	298,800	14,988
PG&E Corp.	103,500	11,183
Southern Co. 6.75%	279,800	14,242
		85,019
Gas Utilities - 0.5%
UGI Corp. 7.125%	102,800	9,517
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp. 6.875%	77,500	6,701
Multi-Utilities - 0.4%
Dominion Energy, Inc. 7.25%	3,200	318
DTE Energy Co. 6.25%	127,800	6,524
NiSource, Inc. 7.75%	2,200	245
		7,087
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%	24,500	1,388
TOTAL UTILITIES		109,712
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $353,162)		392,808

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (g)	5,578,500	5,580
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	33,329,499	33,333
TOTAL MONEY MARKET FUNDS (Cost $38,913)		38,913

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,775,292)	1,981,069
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(15,604)
NET ASSETS - 100.0%	1,965,465

Currency Abbreviations
CAD	-	Canadian dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $452,553,000 or 23.0% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	25,542	320,134	340,096	7	-	-	5,580	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	12,818	56,267	35,752	9	-	-	33,333	0.1%
Total	38,360	376,401	375,848	16	-	-	38,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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